Acquired and library content	12 Months Ended
Jun. 30, 2018
Intangible Assets [Abstract]
Acquired and library content
Acquired and library content

	June 30, 2018	June 30, 2017
	$	$

Net opening acquired and library content	155,940	88,462
Additions IED (note 5)	—	74,618
Additions Kiddyzuzaa (note 5)	—	3,484
Additions Ellie Sparkles (note 5)	8,406	—
Write-down of acquired and library content	(3,402)	(363)
Amortization	(15,916)	(10,541)
Foreign exchange	2,060	280

	147,088	155,940
Intangible assets
All broadcast licenses relate to the operations of DHX Television.

	Broadcast licenses	Broadcaster relationships	Customer relationships	Brands (1)	Production and distribution rights (2)	Other (3)	Total
	$	$	$	$	$	$	$

For the year ended June 30, 2017

Opening book value	67,800	1,262	21,653	24,853	25,843	3,199	144,610
IED acquisition (note 5)	—	—	—	422,012	—	—	422,012
Additions	—	—	—	969	—	—	969
Amortization	—	(732)	(2,747)	(3,177)	(2,387)	(2,336)	(11,379)
Foreign exchange differences	—	1	(226)	(76)	(503)	—	(804)

Net book value	67,800	531	18,680	444,581	22,953	863	555,408

At June 30, 2017

Cost	67,800	7,362	27,920	458,260	30,946	7,327	599,615
Accumulated amortization	—	(6,875)	(9,680)	(13,918)	(3,551)	(6,464)	(40,488)
Foreign exchange differences	—	44	440	239	(4,442)	—	(3,719)

Net book value	67,800	531	18,680	444,581	22,953	863	555,408

For the year ended June 30, 2018

Opening book value	67,800	531	18,680	444,581	22,953	863	555,408
Additions	—	—	—	—	—	1,074	1,074
Amortization	—	(299)	(2,792)	(8,899)	(2,458)	(898)	(15,346)
Impairment	—	—	—	(1,059)	—	—	(1,059)
Foreign exchange differences	—	—	89	6,091	674	66	6,920

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

At June 30, 2018

Cost	67,800	7,362	27,920	457,201	30,946	8,401	599,630
Accumulated amortization	—	(7,174)	(12,472)	(22,817)	(6,009)	(7,362)	(55,834)
Foreign exchange differences	—	44	529	6,330	(3,768)	66	3,201

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

(1) Included in Brands are $350,419 of indefinite life intangibles (2017 - $345,319).
(2) Productions and distribution rights represent rights acquired by the Company to produce and/or distribute television content where the Company does not own the underlying intellectual properties.
(3) Comprised of production backlog, non-compete contracts and production software.